Dividends - Additional Information (Detail) - 12 months ended Mar. 31, 2022 $ / shares in Units, $ in Millions, $ in Millions	CAD ($)	USD ($) $ / shares
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 9.3	$ 7.4
Common Share [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares per share		$ 0.05
Dividends paid, ordinary shares	$ 9.3	$ 7.4